Financial risk management (Tables)	12 Months Ended
Jun. 30, 2022
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Summary of foreign currency risk arising from financial assets and liabilities, which are denominated in currencies other than the US dollar
The following table shows the carrying values of financial assets and liabilities at the end of the reporting period denominated in currencies other than the US dollar that are exposed to foreign currency risk:

Net financial (liabilities)/assets - by currency of denomination	2022	2021
	US$M	US$M
AUD	(3,649)	(4,421)
CLP	(602)	(649)
GBP	388	535
EUR	280	366
Other	187	128

Total	(3,396)	(4,041)

Summary of Financial Assets and Liabilities by Class
The financial assets and liabilities are presented by class in the table below at their carrying amounts.

	IFRS 13 Fair value hierarchy Level 1	IFRS 9 Classification	2022 US$M	2021 US$M
Current cross currency and interest rate swaps 2	2	Fair value through profit or loss	–	20
Current other derivative contracts 3	2,3	Fair value through profit or loss	326	207
Current other financial assets		Amortised cost	100	–
Current other investments 5	1,2	Fair value through profit or loss	203	3
Non-current cross currency and interest rate swaps 2	2	Fair value through profit or loss	136	1,123
Non-current other derivative contracts 3	2,3	Fair value through profit or loss	16	152
Non-current other financial assets 4	3	Fair value through profit or loss	273	–
Non-current investment in shares	1,3	Fair value through other comprehensive income	138	31
Non-current other investments 5	1,2	Fair value through profit or loss	239	304

Total other financial assets			1,431	1,840
Cash and cash equivalents		Amortised cost	17,236	15,246
Trade and other receivables 6		Amortised cost	1,674	2,363
Provisionally priced trade receivables	2	Fair value through profit or loss	3,478	3,547

Total financial assets			23,819	22,996

Non-financial assets			71,347	85,931

Total assets			95,166	108,927

Current cross currency and interest rate swaps 2	2	Fair value through profit or loss	358	–
Current other derivative contracts 3	2,3	Fair value through profit or loss	118	52
Current other financial liabilities 7		Amortised cost	103	78
Non-current cross currency and interest rate swaps 2	2	Fair value through profit or loss	1,466	586
Non-current other derivative contracts 3	2,3	Fair value through profit or loss	31	–
Non-current other financial liabilities 7		Amortised cost	500	560

Total other financial liabilities			2,576	1,276
Trade and other payables 8		Amortised cost	5,223	6,277
Provisionally priced trade payables	2	Fair value through profit or loss	1,385	574
Bank loans 9		Amortised cost	2,472	2,260
Notes and debentures 9		Amortised cost	11,363	14,769
Lease liabilities			2,576	3,896
Other 9		Amortised cost	17	58

Total financial liabilities			25,612	29,110

Non-financial liabilities			20,788	24,212

Total liabilities			46,400	53,322

1
All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 unless specified otherwise in the following footnotes.

2
Cross currency and interest rate swaps are valued using market data including interest rate curves (which include the base LIBOR rate and swap rates) and foreign exchange rates. A discounted cash flow approach is used to derive the fair value of cross currency and interest rate swaps at the reporting date.

3
Includes other derivative contracts of US$

nil (2021: US$121 million) categorised as Level 3. Significant items in FY2021 were derivatives embedded in physical commodity purchase and sales contracts of gas in Trinidad and Tobago which were disposed as part of the merger of the Petroleum business during the period.

4	Includes receivables contingent on outcome of future events relating to mining , and regulatory approvals of US$233 million (2021: US$ nil).

5
Includes investments held by BHP Billiton Foundation which are restricted and not available for general use by the Group of US$252 million (2021: US$260 million) of which other investment (
mainly
US Treasury Notes) of US$119

million categorised as Level 1 (2021: US$72 million).

6	Excludes input taxes of US$427 million (2021: US$486 million) included in other receivables.

7	Includes the discounted settlement liability in relation to the cancellation of power contracts at the Group’s Escondida operations.

8	Excludes input taxes of US$79 million (2021: US$176 million) included in other payables.

9	All interest bearing liabilities, excluding lease liabilities, are unsecured.

Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge
The table below shows the carrying amounts of the Group’s notes and debentures by currency and the derivatives which hedge them:

•	The carrying amount of the notes and debentures includes foreign exchange remeasurement to period-end rates and fair value adjustments when included in a fair value hedge.

•
The breakdown of the hedging derivatives includes remeasurement of foreign currency notional values at period-end
rates, fair value movements due to interest rate risk, foreign currency cash flows designated into cash flow hedges, costs of hedging recognised in other comprehensive income, ineffectiveness recognised in the income statement and accruals or prepayments.

•	The hedged value of notes and debentures includes their carrying amounts adjusted for the offsetting derivative fair value movements due to foreign currency and interest rate risk remeasurement.

		Fair value of derivatives
2022 US$M	Carrying amount of notes and debentures	Foreign exchange notional at spot rates	Interest rate risk	Recognised in cash flow hedging reserve	Recognised in cost of hedging reserve	Recognised in the income statement 1	Accrued cash flows	Total	Hedged value of notes and debentures 2
	A	B	C	D	E	F	G	B to G	A + B + C
USD	4,740	–	(16)	–	–	(7)	86	63	4,724
GBP	2,599	796	(115)	(35)	13	26	42	727	3,280
EUR	3,449	585	112	(16)	8	(4)	45	730	4,146
CAD	575	167	5	(8)	6	(3)	1	168	747

Total	11,363	1,548	(14)	(59)	27	12	174	1,688	12,897

		Fair value of derivatives
2021 US$M	Carrying amount of notes and debentures	Foreign exchange notional at spot rates	Interest rate risk	Recognised in cash flow hedging reserve	Recognised in cost of hedging reserve	Recognised in the income statement 1	Accrued cash flows	Total	Hedged value of notes and debentures 2
	A	B	C	D	E	F	G	B to G	A + B + C
USD	6,270	–	(318)	–	–	11	77	(230)	5,952
GBP	3,387	435	(544)	(81)	25	(34)	53	(146)	3,278
EUR	4,486	73	(418)	(33)	27	7	49	(295)	4,141
CAD	626	142	(21)	(28)	25	(2)	(2)	114	747

Total	14,769	650	(1,301)	(142)	77	(18)	177	(557)	14,118

1	Predominantly related to ineffectiveness.

2	Includes US$3,018 million (2021: US$3,018 million) of fixed rate debt not swapped to floating rate that is not in a hedging relationship.

Summary of Hedging instruments
The following table shows the notional value of the Group’s hedging instruments that are expected to expire before 30 June 2023.

Hedging instrument	Notional currency	Notional value US$M	Notional value to mature before LIBOR expires FY2023 US$M
Interest rate swaps	USD	10,719	748

Cross-currency interest rate swaps	EUR	3,187	404
	GBP	1,673	923

	Total	15,579	2,075

Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges
The following table shows a reconciliation of the components of equity and an analysis of the movements in reserves for all hedges. For a description of these reserves, refer to note
17
‘Other equity’.

2022 US$M	Cash flow hedging reserve			Cost of hedging reserve			Total
	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	142	(42)	100	(77)	23	(54)	46
Add: Change in fair value of hedging instrument recognised in OCI	(914)	274	(640)	–	–	–	(640)
Less: Reclassified from reserves to interest expense – recognised through OCI	831	(250)	581	50	(15)	35	616

At the end of the financial year	59	(18)	41	(27)	8	(19)	22

2021 US$M	Cash flow hedging reserve			Cost of hedging reserve			Total
	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	71	(21)	50	(32)	9	(23)	27
Add: Change in fair value of hedging instrument recognised in OCI	863	(259)	604	–	–	–	604
Less: Reclassified from reserves to interest expense – recognised through OCI	(792)	238	(554)	(45)	14	(31)	(585)

At the end of the financial year	142	(42)	100	(77)	23	(54)	46

Summary of Movement of Interest Bearing Liabilities and Related Derivatives
The movement in the year in the Group’s interest bearing liabilities and related derivatives are as follows:

	Interest bearing liabilities					Derivatives (assets)/ liabilities
2022 US$M	Bank loans	Notes and debentures	Lease liabilities	Bank overdraft and short-term borrowings	Other	Cross currency a n d interest rate swaps	Total
At the beginning of the financial year	2,260	14,769	3,896	–	58	(557)
Proceeds from interest bearing liabilities	1,150	–	–	–	14	–	1,164
Settlements of debt related instruments	–	–	–	–	–	–	–
Repayment of interest bearing liabilities 1	(941)	(1,232)	(1,163)	–	(55)	–	(3,391)

Change from Net financing cash flows	209	(1,232)	(1,163)	–	(41)	–	(2,227)

Other movements:
Divestment and demerger of subsidiaries and operations	–	–	(492)	–	–	–
Interest rate impacts	–	(1,286)	–	–	–	1,277
Foreign exchange impacts	3	(894)	(126)	–	(2)	898
Lease additions	–	–	866	–	–	–
Remeasurement of index-linked freight contracts	–	–	(369)	–	–	–
Other interest bearing liabilities/derivative related changes	–	6	(36)	–	2	70

At the end of the financial year	2,472	11,363	2,576	–	17	1,688

	Interest bearing liabilities					Derivatives (assets)/ liabilities
2021 US$M	Bank loans	Notes and debentures	Lease liabilities	Bank overdraft and short-term borrowings	Other	Cross currency and interest rate swaps	Total
At the beginning of the financial year	2,492	21,045	3,443	–	68	(433)
Proceeds from interest bearing liabilities	504	–	–	–	64	–	568
Settlements of debt related instruments	–	–	–	–	–	167	167
Repayment of interest bearing liabilities 1	(737)	(6,888)	(770)	–	–	–	(8,395)

Change from Net financing cash flows	(233)	(6,888)	(770)	–	64	167	(7,660)

Other movements:
Loss on bond repurchase	–	579	–	–	–	(184)
Interest rate impacts	–	(764)	–	–	–	704
Foreign exchange impacts	(1)	798	115	–	(14)	(796)
Lease additions	–	–	1,223	–	–	–
Remeasurement of index-linked freight contracts	–	–	(59)	–	–	–
Other interest bearing liabilities/derivative related changes	2	(1)	(56)	–	(60)	(15)

At the end of the financial year	2,260	14,769	3,896	–	58	(557)

1	Includes US$33 million (2021: US$38 million) of Discontinued operations cash flows.